Law Offices
                           DRINKER BIDDLE & REATH LLP
                                One Logan Square
                             18th and Cherry Streets
                           Philadelphia, PA 19103-6996

                                February 19, 2002

VIA EDGAR TRANSMISSION
----------------------

Securities and Exchange Commission
Judiciary Plaza
450 Fifth Street, N.W.
Washington, D.C. 20549

          Re: Brazos Mutual Funds (the "Registrant") Registration Nos. 333-14943/811-7881
               -----------------------------------------------------------

Ladies and Gentlemen:

              On behalf of the Registrant and pursuant to Rule 497(j)(1) and
(2), under the Securities Act of 1933, as amended, we hereby certify that (i) the form of the Prospectuses and Statement of Additional Information listed below that would have been filed under paragraph (c) of Rule 497 would not have differed from the Prospectuses and Statement of Additional Information contained in Registrant's most recent Post-Effective Amendment to its Registration Statement on Form N-1A under the 1933 Act and the Investment Company Act of 1940, as amended ("PEA # 12") which was filed on February 11, 2002 and (ii) the text of PEA # 12 has been filed electronically.

              Please note that this filing supercedes the filing pursuant to Rule 497(j)(1) and (2) which was filed and accepted by the SEC on Friday, February 15, 2002, Accession Number 0000930413-02-000428.

              The Prospectuses and Statement of Additional Information referenced above, which would otherwise have been filed pursuant to Rule 497(c), are:

              (1) Prospectus dated February 11, 2002, with respect to A & Y Shares;

              (2) Prospectus dated February 11, 2002, with respect to A, B & II Shares; and

              (3)   Statement of Additional Information dated February 11, 2002.

              If you have any questions about the enclosed, please call me at
(215) 988-1146.

                                             Very truly yours,

                                             /s/ DIANA E. MCCARTHY
                                             ---------------------
                                             Diana E. McCarthy

Enclosure